File # 1-36000
CERTNAS

13002605

NASDAQ
THE NASDAQ OMX GROUP

Received SEC
JUL 12 2013
Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

July 12, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 11, 2013 The Nasdaq Stock Market (the "Exchange") received from XTL Biopharmaceuticals Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares, each representing
twenty Ordinary Shares, par value NIS 0.1

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery